Fair Value of Financial Instruments (Narrative) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Atlanta Metro Equipment Loan [Member]
Fair Value Of Financial Instruments [Line Items]
Debt Instrument, Fair Value Disclosure	$ 16.1
Senior Notes [Member]
Fair Value Of Financial Instruments [Line Items]
Debt Instrument, Fair Value Disclosure	$ 294.8